OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets

Other long term assets comprise the following items:

(in thousands of $)	2019	2018
Capital improvements in progress	30,642	1,640
Collateral deposits on swap agreements	17,520	1,820
Value of acquired charter-out contracts, net	13,407	16,302
Long term receivables	1,880	11,048
Other	799	—
Total other long-term assets	64,248	30,810